UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10473
                                                     ---------

                     Advantage Advisers Multi-Sector Fund I
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 212-667-4225

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments
(Unaudited)
--------------------------------------------------------------------------------



                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  Investment in Securities - 83.67%

                  U.S. Common Stock - 83.64%
                    Agricultural Chemicals - 0.67%
6,820                   Monsanto Co.                                                               $    528,755
                                                                                                   ------------
                    Applications Software - 1.01%
22,840                  Quest Software, Inc.*                                                           333,236
12,800                  Satyam Computer Services, Ltd. - Sponsored ADR               (a)                468,352
                                                                                                   ------------
                                                                                                        801,588
                                                                                                   ------------
                    Commercial Banks - Central U.S. - 1.44%
4,100                   BOK Financial Corp.                                                             186,263
19,900                  TCF Financial Corp.                                                             540,086
9,592                   Texas Regional Bancshares, Inc., Class A                                        271,454
2,200                   UMB Financial Corp.                                                             140,602
                                                                                                   ------------
                                                                                                      1,138,405
                                                                                                   ------------
                    Commercial Banks - Eastern U.S. - 0.39%
2,800                   M&T Bank Corp.                                                                  305,340
                                                                                                   ------------
                    Commercial Banks - Southern U.S. - 0.21%
15,300                  Cardinal Financial Corp.                                                        168,300
                                                                                                   ------------
                    Commercial Banks - Western U.S. - 1.95%
36,050                  Centennial Bank Holdings, Inc.*                                                 445,938
5,300                   City National Corp.                                                             383,932
2,800                   SVB Financial Group*                                                            131,152
8,500                   UnionBanCal Corp.                                                               584,120
                                                                                                   ------------
                                                                                                      1,545,142
                                                                                                   ------------
                    Computer Aided Design - 0.39%
50,250                  Parametric Technology Corp.*                                                    306,525
                                                                                                   ------------
                    Computer Services - 0.65%
4,570                   DST Systems, Inc.*                                           (a)                273,789
17,110                  Perot Systems Corp., Class A*                                                   241,935
                                                                                                   ------------
                                                                                                        515,724
                                                                                                   ------------
                    Computers - 1.65%
45,610                  Hewlett - Packard Co.                                        (a)              1,305,814
                                                                                                   ------------

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------


                                                                                                 December 31, 2005
Shares                                                                                              Market Value

                  U.S. Common Stock (continued)
                    Computers - Memory Devices - 1.32%
9,140                   SanDisk Corp.*                                               (a)           $    574,175
23,690                  Seagate Technology                                                              473,563
                                                                                                   -------------
                                                                                                      1,047,738
                                                                                                   -------------
                    Computers - Peripheral Equipment - 0.85%
730                     Logitech International S. A. - Sponsored ADR*                                    34,142
25,980                  Synaptics, Inc.*                                                                642,226
                                                                                                   -------------
                                                                                                        676,368
                                                                                                   -------------
                    Consulting Services - 0.51%
13,920                  Accenture Ltd., Class A                                      (a)                401,870
                                                                                                   -------------
                    Decision Support Software - 0.49%
26,270                  Wind River Systems, Inc.*                                                       388,008
                                                                                                   -------------
                    Distribution / Wholesale - 0.32%
5,690                   Genuine Parts Co.                                            (a)                249,905
                                                                                                   -------------
                    Diversified Manufacturing Operations - 0.52%
4,020                   ITT Industries, Inc.                                         (a)                413,336
                                                                                                   -------------
                    Drug Delivery Systems - 3.11%
68,400                  Bentley Pharmaceuticals, Inc.*                                                1,122,444
68,600                  Penwest Pharmaceuticals Co.*                                 (a)              1,339,072
                                                                                                   -------------
                                                                                                      2,461,516
                                                                                                   -------------
                    E-Commerce / Services - 0.99%
18,150                  eBay, Inc.*                                                                     784,987
                                                                                                   -------------
                    Electronic Components - Miscellaneous - 0.72%
15,280                  Jabil Circuit, Inc.*                                         (a)                566,735
                                                                                                   -------------
                    Electronic Components - Semiconductors - 5.66%
93,050                  ARM Holdings, Plc - Sponsored ADR                            (a)                577,841
23,222                  Broadcom Corp., Class A*                                     (a)              1,094,917
81,840                  Conexant Systems, Inc.*                                      (a)                184,958
46,230                  Freescale Semiconductor, Inc., Class A*                      (a)              1,164,534
7,235                   Monolithic Power Systems, Inc.*                                                 108,453
25,490                  Texas Instruments, Inc.                                                         817,464
14,440                  Volterra Semiconductor Corp.*                                                   216,600

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------


                                                                                                 December 31, 2005
 Shares                                                                                             Market Value
                  U.S. Common Stock (continued)
                  Electronic Components - Semiconductors (continued)
12,570                  Xilinx, Inc.                                                               $    316,890
                                                                                                   -------------
                                                                                                      4,481,657
                                                                                                   -------------
                    Electronic Design Automation - 0.18%
16,990                  Magma Design Automation, Inc.*                                                  142,886
                                                                                                   -------------
                    Energy - Alternate Sources - 0.50%
14,390                  Suntech Power Holdings Co., Ltd. - Sponsored ADR*                               392,127
                                                                                                   -------------
                    Enterprise Software / Services - 1.10%
20,310                  Micromuse, Inc.*                                                                200,866
54,680                  Oracle Corp.*                                                (a)                667,643
                                                                                                   -------------
                                                                                                        868,509
                                                                                                   -------------
                    Entertainment Software - 0.84%
15,794                  Activision, Inc.*                                            (a)                217,010
5,570                   Take-Two Interactive Software, Inc.*                                             98,589
14,627                  THQ, Inc.*                                                                      348,854
                                                                                                   -------------
                                                                                                        664,453
                                                                                                   -------------
                    Fiduciary Banks - 2.22%
3,800                   Investors Financial Services Corp.                                              139,954
10,200                  State Street Corp.                                           (a)                565,488
33,100                  The Bank of New York Co., Inc.                               (a)              1,054,235
                                                                                                   -------------
                                                                                                      1,759,677
                                                                                                   -------------
                    Finance - Auto Loans - 0.79%
9,400                   Westcorp                                                                        626,134
                                                                                                   -------------
                    Finance - Credit Card - 2.69%
24,600                  Capital One Financial Corp.                                  (a)              2,125,440
                                                                                                   -------------
                    Finance - Investment Banker / Broker - 3.49%
18,200                  Citigroup, Inc.                                              (a)                883,246
6,500                   Lehman Brothers Holdings, Inc.                                                  833,105
10,600                  Merrill Lynch & Co., Inc.                                    (a)                717,938

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  U.S. Common Stock (continued)
                  Finance - Investment Banker / Broker (continued)
2,800                   The Bear Stearns Cos., Inc.                                                $    323,484
                                                                                                   ------------
                                                                                                      2,757,773
                                                                                                   ------------
                    Finance - Mortgage Loan / Banker - 0.32%
7,392                   Countrywide Financial Corp.                                                     252,732
                                                                                                   ------------
                    Financial Guarantee Insurance - 0.73%
7,500                   AMBAC Financial Group, Inc.                                  (a)                577,950
                                                                                                   ------------
                    Health Care Cost Containment - 0.82%
12,570                  McKesson Corp.                                                                  648,486
                                                                                                   ------------
                    Industrial Audio & Video Production - 0.68%
31,766                  Dolby Laboratories, Inc., Class A*                           (a)                541,610
                                                                                                   ------------
                    Investment Management / Advisory Services - 2.99%
16,500                  Alliance Capital Management Holding LP                       (a)                932,085
21,200                  Amvescap Plc - Sponsored ADR                                                    326,268
12,400                  Eaton Vance Corp.                                                               339,264
6,400                   Legg Mason, Inc.                                             (b)                766,016
                                                                                                   ------------
                                                                                                      2,363,633
                                                                                                   ------------
                    Medical - Biomedical / Genetics - 3.01%
12,800                  Alexion Pharmaceuticals, Inc.*                               (b)                259,200
12,200                  Amgen, Inc.*                                                 (a)(b)             962,092
122,000                 Axonyx, Inc.*                                                                   101,260
84,800                  Genaera Corp.*                                                                  127,200
7,600                   Gene Logic, Inc.*                                                               25,460
3,800                   Lifecell Corp.*                                                                 72,466
107,600                 Neurobiological Technologies, Inc.*                                             386,284
28,100                  Regeneron Pharmaceuticals, Inc.*                                                448,195
                                                                                                   ------------
                                                                                                      2,382,157
                                                                                                   ------------
                    Medical - Drugs - 6.25%
4,200                   AstraZeneca Plc - Sponsored ADR                                                 204,120
35,000                  King Pharmaceuticals, Inc.*                                  (a)                592,200
22,200                  Kos Pharmaceuticals, Inc.*                                   (a)              1,148,406
31,600                  Pharmion Corp.*                                                                 561,532
5,200                   Sanofi-Aventis - Sponsored ADR                                                  228,280
63,600                  Serono SA - Sponsored ADR                                    (a)              1,263,096

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  U.S. Common Stock (continued)
                  Medical - Drugs (continued)
37,500                  Valeant Pharmaceuticals International                        (a)           $    678,000
14,400                  Viropharma, Inc.*                                                               267,120
                                                                                                   -------------
                                                                                                      4,942,754
                                                                                                   -------------
                    Medical - HMO - 0.47%
4,630                   WellPoint, Inc.*                                                                369,428
                                                                                                   -------------
                    Medical Labs & Testing Service - 0.37%
5,480                   Laboratory Corporation of America Holdings*                                     295,098
                                                                                                   -------------
                    Medical - Outpatient / Home Medical - 0.49%
16,000                  Apria Healthcare Group, Inc.,*                                                  385,760
                                                                                                   -------------
                    Multi-Line Insurance - 0.92%
6,300                   American International Group, Inc.                                              429,849
5,500                   The Allstate Corp.                                                              297,385
                                                                                                   -------------
                                                                                                        727,234
                                                                                                   -------------
                    Networking Products - 0.74%
13,790                  Atheros Communications, Inc.*                                                   179,270
18,280                  Juniper Networks, Inc.*                                                         407,644
                                                                                                   -------------
                                                                                                        586,914
                                                                                                   -------------
                    Oil Companies - Exploration & Production - 0.60%
14,860                  Chesapeake Energy Corp.                                                         471,508
                                                                                                   -------------
                    Pharmacy Services - 0.48%
6,840                   Medco Health Solutions, Inc.*                                                   381,672
                                                                                                   -------------
                    Property / Casualty Insurance - 0.87%
6,500                   Arch Capital Group, Ltd.*                                                       355,875
3,400                   Chubb Corp.                                                  (a)                332,010
                                                                                                   -------------
                                                                                                        687,885
                                                                                                   -------------
                    Registered Investment Company - 0.90%
16,000                  iShares MSCI South Korea Index                                                  713,760
                                                                                                   -------------
                    Reinsurance - 1.94%
8,400                   Endurance Specialty Holdings, Ltd.                                              301,140
9,500                   Everest Re Group, Ltd.                                                          953,325

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  U.S. Common Stock (continued)
                  Reinsurance (continued)
6,400                   RenaissanceRe Holdings, Ltd.                                               $    282,304
                                                                                                   -------------
                                                                                                      1,536,769
                                                                                                   -------------
                    REITS - Mortgage - 0.31%
18,400                  Anworth Mortgage Asset Corp.                                                    134,320
19,300                  MFA Mortage Investments, Inc.                                                   110,010
                                                                                                   -------------
                                                                                                        244,330
                                                                                                   -------------
                    Retail - Discount - 0.93%
14,850                  Costco Wholesale Corp.                                                          734,629
                                                                                                   -------------
                    Retail - Mail Order - 0.52%
9,600                   Williams - Sonoma, Inc.*                                                        414,240
                                                                                                   -------------
                    S & L / Thrifts - Eastern U.S. - 1.56%
82,500                  Hudson City Bancorp, Inc.                                                       999,900
7,600                   People's Bank / Bridgeport, CT                                                  236,056
                                                                                                   -------------
                                                                                                      1,235,956
                                                                                                   -------------
                    S & L / Thrifts - Western U.S. - 0.41%
4,900                   Golden West Financial Corp.                                                     323,400
                                                                                                   -------------
                    Semiconductor Components - Integrated Circuits - 2.08%
22,840                  Linear Technology Corp.                                      (a)                823,839
9,182                   Marvell Technology Group, Ltd.*                              (a)                515,018
12,550                  Micrel, Inc.*                                                                   145,580
16,360                  Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored                        162,128
                          ADR
                                                                                                   -------------
                                                                                                      1,646,565
                                                                                                   -------------
                    Semiconductor Equipment - 2.05%
27,330                  Lam Research Corp.*                                          (a)                975,134
9,119                   Tessera Technologies, Inc.*                                                     235,726
9,360                   Varian Semiconductor Equipment Associates, Inc.*                                411,185
                                                                                                   -------------
                                                                                                      1,622,045
                                                                                                   -------------
                    Super-Regional Banks - U.S. - 3.78%
12,600                  Bank of America Corp.                                                           581,490

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------


                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  U.S. Common Stock (continued)
                  Super-Regional Banks - U.S. (continued)
17,700                  U.S. Bancorp                                                 (a)(b)        $    529,053
12,100                  Wachovia Corp.                                               (a)                639,606
19,800                  Wells Fargo & Co.                                                             1,244,034
                                                                                                   -------------
                                                                                                      2,994,183
                                                                                                   -------------
                    Telecommunication Equipment - 1.71%
11,420                  ADC Telecommunications, Inc.*                                                   255,123
22,840                  Alcatel SA - Sponsored ADR*                                                     283,216
22,840                  Andrew Corp.*                                                                   245,073
53,470                  Avaya, Inc.*                                                                    570,525
                                                                                                   -------------
                                                                                                      1,353,937
                                                                                                   -------------
                    Telecommunication Equipment Fiber Optics - 0.14%
45,690                  JDS Uniphase Corp.*                                                             107,828
                                                                                                   -------------
                    Telecommunication Services - 0.41%
13,690                  RCN Corp.*                                                                      321,031
                                                                                                   -------------
                    Therapeutics - 7.94%
145,700                 BioMarin Pharmaceutical, Inc.*                                                1,570,646
69,200                  DOV Pharmaceutical, Inc.*                                                     1,015,856
22,900                  Dyax Corp.*                                                                     120,683
33,500                  Gilead Sciences, Inc.*                                       (a)              1,763,105
50,900                  Inspire Pharmaceuticals, Inc.*                               (b)                258,572
101,400                 Ista Pharmaceuticals, Inc.*                                                     644,904
31,000                  Progenics Pharmaceuticals, Inc.*                             (b)                775,310
80,500                  Vion Pharmaceuticals, Inc.*                                                     132,825
                                                                                                   -------------
                                                                                                      6,281,901
                                                                                                   -------------
                    Transport - Services - 0.26%
8,830                   Laidlaw International, Inc.                                                     205,121
                                                                                                   -------------
                    Web Portals / ISP - 0.23%
7,660                   Sina Corp.*                                                                     185,066
                                                                                                   -------------
                    Wireless Equipment - 4.07%
25,130                  American Tower Corp., Class A*                                                  681,023
38,840                  China Techfaith Wireless Communication Technology, Ltd.*                        524,336
18,270                  Nokia OYJ - Sponsored ADR                                                       334,341

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  U.S. Common Stock (continued)
                  Wireless Equipment (continued)
39,010                  Powerwave Technologies, Inc.*                                (a)           $    490,356
27,540                  Qualcomm, Inc.                                               (a)              1,186,423
                                                                                                   -------------
                                                                                                      3,216,479
                                                                                                   -------------
                  Total Common Stock (Cost $59,658,650)                                            $ 66,176,773
                                                                                                   -------------

Contracts

                  Purchased Options - 0.03%
                    Put Options - 0.03%
                    Computer Graphics - 0.00%
138                     Trident Microsystems, Inc., 1/21/06, $12.50                                        690
                                                                                                   -------------
                    Medical - Biomedical / Genetics - 0.00%
45                      Amgen, Inc., 01/21/06, $75.00                                                    1,575
                                                                                                   -------------
                    Therapeutics - 0.03%
56                      NitroMed, Inc., 6/17/06, $15.00                                                 18,480
19                      Progenics Pharmaceuticals, Inc., 2/18/06, $20.00                                 1,235
                                                                                                   -------------
                                                                                                        19,715
                                                                                                   -------------
                    Total Put Options (Cost $33,356)                                                    21,980
                                                                                                   -------------
                  Total Purchased Options (Cost $33,356)                                           $    21,980
                                                                                                   -------------

                  Total Investments in Securities (Cost $59,692,006) - 83.67% +                    $ 66,198,753
                                                                                                   -------------

                  Other Assets, Less Liabilities - 16.33% **                                         12,919,500
                                                                                                   -------------

                  Net Assets - 100.00%                                                             $ 79,118,253
                                                                                                   =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)   Security held in connection with an open put or call option contract.
*     Non-income producing security.
** Includes $15,389,861 invested in a PNC Bank Money Market Account, which is 19.45% of net assets.
ADR   American Depository Receipt
+ As of September 30, 2005, the aggregate cost for federal income tax purposes was $73,117,704. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all portfolio investments was as follows:

                Excess of value over cost               $ 9,275,287
                Excess of cost over value                (3,405,645)
                                                        ------------
                                                        $ 5,869,642
                                                        ============

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value
                  Securities Sold, Not Yet Purchased - (24.94%)
                    Applications Software - (0.07%)
1,820                   Salesforce.com, Inc.                                                       $    (58,331)
                                                                                                   -------------
                    Beverages - Non-alcoholic - (0.58%)
10,280                  Coca-Cola Enterprises, Inc.                                                    (197,068)
9,130                   Pepsi Bottling Group, Inc.                                                     (261,209)
                                                                                                   -------------
                                                                                                       (458,277)
                                                                                                   -------------
                    Cable Television - (0.99%)
22,820                  Comcast Corp., Class A                                                         (592,407)
13,640                  DIRECTV Group, Inc.                                                            (192,597)
                                                                                                   -------------
                                                                                                       (785,004)
                                                                                                   -------------
                    Capacitors - (0.10%)
10,870                  KEMET Corp.                                                                     (76,851)
                                                                                                   -------------
                    Cellular Telecommunications - (0.40%)
14,660                  Vodafone Group Plc - Sponsored ADR                                             (314,750)
                                                                                                   -------------
                    Commercial Banks - Central U.S. - (1.85%)
12,120                  Commerce Bancshares, Inc.                                                      (631,694)
10,800                  FirstMerit Corp.                                                               (279,828)
20,000                  Sky Financial Group, Inc.                                                      (556,400)
                                                                                                   -------------
                                                                                                     (1,467,922)
                                                                                                   -------------
                    Commercial Banks - Eastern U.S. - (0.25%)
7,000                   Chittenden Corp.                                                               (194,670)
                                                                                                   -------------
                    Commercial Banks - Southern U.S. - (1.14%)
18,500                  Regions Financial Corp.                                                        (631,960)
9,900                   South Financial Group, Inc.                                                    (272,646)
                                                                                                   -------------
                                                                                                       (904,606)
                                                                                                   -------------
                    Commercial Banks - Western U.S. - (0.39%)
10,700                  Umpqua Holdings Corp.                                                          (305,271)
                                                                                                   -------------
                    Commercial Services - (0.33%)
5,370                   Weight Watchers International, Inc.                                            (265,439)
                                                                                                   -------------
                    Commercial Services - Finance - (0.31%)
10,040                  H&R Block, Inc.                                                                (246,482)
                                                                                                   -------------

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value


                  Securities Sold, Not Yet Purchased (continued)
                    Common Trust Fund - (1.28%)
7,200                   Regional Bank HOLDRs Trust                                                 $ (1,011,456)
                                                                                                   -------------
                    Computers - (0.86%)
22,820                  Dell, Inc.                                                                     (684,372)
                                                                                                   -------------
                    Consumer Products - Miscellaneous - (0.16%)
5,940                   American Greetings Corp., Class A                                              (130,502)
                                                                                                   -------------
                    Decision Support Software - (0.20%)
4,560                   Cognos, Inc.                                                                   (158,278)
                                                                                                   -------------
                    Drug Delivery Systems - (0.24%)
9,900                   Alkermes, Inc.                                                                 (189,288)
                                                                                                   -------------
                    E-Commerce / Products - (0.33%)
5,620                   Amazon.Com, Inc.                                                               (264,983)
                                                                                                   -------------
                    E-Commerce / Services - (0.30%)
4,090                   Ctrip.com International, Ltd. - Sponsored ADR                                  (236,197)
                                                                                                   -------------
                    Electric Products - Miscellaneous - (0.16%)
4,800                   Molex, Inc.                                                                    (124,560)
                                                                                                   -------------
                    Electronic Components - Miscellaneous - (0.37%)
11,190                  AU Optronics Corp. - Sponsored ADR                                             (167,962)
2,010                   AVX Corp.                                                                       (29,105)
4,570                   LG Philips LCD Co., Ltd. - Sponsored ADR                                        (98,072)
                                                                                                   -------------
                                                                                                       (295,139)
                                                                                                   -------------
                    Electronic Components - Semiconductors - (0.94%)
25,650                  Fairchild Semiconductor International, Inc.                                    (433,742)
6,860                   Microsemi Corp.                                                                (189,748)
6,390                   Semtech Corp.                                                                  (116,681)
                                                                                                   -------------
                                                                                                       (740,171)
                                                                                                   -------------
                    Electronic Connectors - (0.29%)
5,120                   Amphenol Corp., Class A                                                        (226,611)
                                                                                                   -------------
                    Electronic Measuring Instruments - (0.17%)
4,315                   National Instruments Corp.                                                     (138,296)
                                                                                                   -------------
                    Food - Miscellaneous / Diversified - (0.49%)
13,710                  Kraft Foods, Inc., Class A                                                     (385,799)
                                                                                                   -------------

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value


                  Securities Sold, Not Yet Purchased (continued)
                    Home Furnishings - (0.18%)
3,840                   Ethan Allen Interiors, Inc.                                                $   (140,275)
                                                                                                   -------------
                    Instruments - Scientific - (0.35%)
7,300                   Waters Corp.                                                                   (275,940)
                                                                                                   -------------
                    Medical - Biomedical / Genetics - (1.69%)
8,700                   Affymetrix, Inc.                                                               (415,425)
800                     BioCryst Pharmaceuticals, Inc.                                                  (13,400)
4,700                   Celgene Corp.                                                                  (304,560)
2,200                   Invitrogen Corp.                                                               (146,608)
3,700                   Martek Biosciences Corp.                                                        (91,057)
5,000                   Momenta Pharmaceuticals, Inc.                                                  (110,200)
8,300                   Myriad Genetics, Inc.                                                          (172,640)
4,700                   Telik, Inc.                                                                     (79,853)
                                                                                                   -------------
                                                                                                     (1,333,743)
                                                                                                   -------------
                    Medical - Drugs - (1.83%)
5,000                   Abbott Laboratories                                                            (197,150)
3,100                   Bradley Pharmaceuticals, Inc.                                                   (29,450)
1,300                   Bristol-Meyers Squibb Co.                                                       (29,874)
10,500                  Elan Corp., Plc - Sponsored ADR                                                (146,265)
11,500                  Eli Lilly & Co.                                                                (650,785)
8,470                   Merck & Co., Inc.                                            (b)               (269,431)
7,400                   ZymoGenetics, Inc.                                                             (125,874)
                                                                                                   -------------
                                                                                                     (1,448,829)
                                                                                                   -------------
                    Medical - Generic Drugs - (0.42%)
16,700                  Mylan Laboratories, Inc.                                                       (333,332)
                                                                                                   -------------
                    Medical Instruments - (0.66%)
6,000                   Medtronic, Inc.                                                                (345,420)
4,230                   Ventana Medical Systems, Inc.                                                  (179,141)
                                                                                                   -------------
                                                                                                       (524,561)
                                                                                                   -------------
                    Medical Products - (1.30%)
10,000                  Baxter International, Inc.                                                     (376,500)
8,500                   Cyberonics, Inc.                                                               (274,550)
5,000                   Stryker Corp.                                                                  (222,150)

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value


                  Securities Sold, Not Yet Purchased (continued)
                  Medical Products (continued)
2,300                   Zimmer Holdings, Inc.                                                      $   (155,112)
                                                                                                   -------------
                                                                                                     (1,028,312)
                                                                                                   -------------
                    Multimedia - (0.27%)
4,460                   E.W. Scripps Co., Class A                                                      (214,169)
                                                                                                   -------------
                    Publishing - Newspapers - (0.18%)
4,590                   Tribune Co.                                                                    (138,893)
                                                                                                   -------------
                    Publishing - Periodicals - (0.09%)
2,590                   Dex Media, Inc.                                                                 (70,163)
                                                                                                   -------------
                    Registered Investment Company - (1.52%)
19,900                  Financial Select Sector SPDR Fund                                              (630,233)
4,600                   SPDR Trust Series 1                                                            (572,746)
                                                                                                   -------------
                                                                                                     (1,202,979)
                                                                                                   -------------
                    Reinsurance - (0.38%)
9,500                   Axis Capital Holdings, Ltd.                                                    (297,160)
                                                                                                   -------------
                    S & L / Thrifts - Western U.S. - (0.53%)
18,100                  Washington Federal, Inc.                                                       (416,119)
                                                                                                   -------------
                    Semiconductor Components - Integrated Circuits - (0.65%)
17,670                  Power Integrations, Inc.                                                       (420,723)
13,320                  Semiconductor Manufacturing International Corp. -
                          Sponsored ADR                                                                 (90,043)
                                                                                                   -------------
                                                                                                       (510,766)
                                                                                                   -------------
                    Semiconductor Equipment - (0.15%)
4,910                   Formfactor, Inc.                                                               (119,951)
                                                                                                   -------------
                    Telecommunication Equipment - (0.15%)
12,840                  Arris Group, Inc.                                                              (121,595)
                                                                                                   -------------
                    Telephone - Integrated - (1.20%)
10,280                  AT&T, Inc.                                                                     (251,757)
6,840                   CenturyTel, Inc.                                                               (226,815)
18,270                  Qwest Communications International, Inc.                                       (103,226)

Advantage Advisers Multi-Sector Fund I

(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Shares                                                                                              Market Value

                  Securities Sold, Not Yet Purchased (continued)
                  Telephone - Integrated (continued)
8,220                   Telefonica S.A. - Sponsored ADR                                            $   (370,064)
                                                                                                   -------------
                                                                                                       (951,862)
                                                                                                   -------------
                    Therapeutics - (0.94%)
6,200                   Amylin Pharmaceuticals, Inc.                                                   (247,504)
2,400                   AtheroGenics, Inc.                                                              (48,024)
4,100                   Bioenvision, Inc.                                                               (26,773)
2,200                   Dendreon Corp.                                                                  (11,924)
7,600                   Genta, Inc.                                                                     (11,096)
600                     ImClone Systems, Inc.                                                           (20,544)
5,900                   Neurocrine Biosciences, Inc.                                                   (370,107)
2,800                   Pharmacyclics, Inc.                                                              (9,940)
                                                                                                   -------------
                                                                                                       (745,912)
                                                                                                   -------------
                    Web Portals / ISP - (0.25%)
17,630                  EarthLink, Inc.                                                                (195,869)
                                                                                                   -------------
                  Total Securities Sold, Not Yet Purchased (Proceeds $19,112,544)+                 $(19,733,685)
                                                                                                   =============

+ As of September 30, 2005, the aggregate cost for federal income tax purposes was $(25,919,367). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

                Excess of value over cost             $   792,850
                Excess of cost over value              (1,169,699)
                                                      ------------
                                                      $  (376,849)
                                                      ============


Advantage Advisers Multi-Sector Fund I

Schedule of Written Options
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                 December 31, 2005
Contracts                                                                                           Market Value

                  Written Options - (0.10%)
                    Call Options - (0.07%)
                    Investment Management / Advisory Services - (0.05%)
32                      Legg Mason, Inc., 2/18/06, $110.00                                         $    (39,360)
                                                                                                   -------------
                    Medical - Drugs - (0.02%)
24                      Merck & Co. Inc., 1/20/07, $27.50                                               (13,920)
                                                                                                   -------------
                    Therapeutics - 0.00%
1                       Progenics Pharmaceuticals, Inc., 5/20/06, $30.00                                   (185)
                                                                                                   -------------
                    Total Call Options (Premiums $33,513)                                               (53,465)
                                                                                                   -------------
                    Put Options - (0.03%)
                    Medical - Biomedical / Genetics - (0.01%)
99                      Alexion Pharmaceuticals, Inc., 1/21/06, $20.00                                  (10,890)
                                                                                                   -------------
                    Medical - Drugs - 0.00%
24                      Merck & Co. Inc., 1/20/07, $27.50                                                (3,600)
                                                                                                   -------------
                    Super-Regional Banks - U.S. - (0.01%)
91                      U.S. Bancorp, 2/18/06, $30.00                                                    (7,280)
                                                                                                   -------------
                    Therapeutics - (0.01%)
48                      Inspire Pharmaceuticals, Inc., 6/17/06, $5.00                                    (4,560)
                                                                                                   -------------
                    Total Put Options (Premiums $29,459)                                                (26,330)
                                                                                                   -------------
                  Total Written Options (Premiums $62,972)+                                        $    (79,795)
                                                                                                   =============

+ As of September 30, 2005, the aggregate cost for federal income tax purposes was $(258,819). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

                Excess of value of cost                $ 67,292
                Excess of cost over value               (64,483)
                                                       ---------
                                                       $  2,809
                                                       =========

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Multi-Sector Fund I


By (Signature and Title)*  /s/ Bryan McKigney
                           -----------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                           -----------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date February 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                           -----------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date February 27, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.